Digital Assets Payables - Schedule of Digital Assets Payables (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Digital assets payables to:
Related parties (note 23)	$ 40,736,006	$ 8,926,859
Third party payables	111,294,566	71,437,331
Total	$ 152,030,572	$ 80,364,190	$ 34,183,498